Proposed Merger - Additional Information (Details) - EBP 005 - Subsequent Event - NextEra Energy, Inc. $ in Millions	May 31, 2026 USD ($) shares
Employee Benefit Plan Proposed Merger [Line Items]
Pro rata share of aggregate amount | $	$ 360
Common Stock
Employee Benefit Plan Proposed Merger [Line Items]
Right to receive number of shares | shares	0.8138